Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 2,000	$ 2,700
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	5,997,632	3,617,450
Consultants For Marketing Services [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 100	$ 200
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	700	700
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 1,000	$ 500